Direxion Indexed Commodity & Income Strategy Fund

Consolidated Schedule of Investments (Unaudited)

January 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 15.5%
Money Market Funds - 15.5%
910,627	Invesco Government & Agency Portfolio Institutional Class, 1.49% (a)	$910,627

	TOTAL SHORT TERM INVESTMENTS (Cost $910,627)	$910,627

	TOTAL INVESTMENTS (Cost $910,627) - 15.5.%	$910,627
	Other Assets in Excess of Liabilities - 84.5% (b)	4,947,118

	TOTAL NET ASSETS - 100.0%	$5,857,745

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2020.
(b)	$324,821 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

January 31, 2020

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Cotton	3/9/2020	27	$911,250	$(20,154)	$2,712
Gasoline RBOB	2/28/2020	8	505,378	(470)	43,855
Gold	6/26/2020	7	1,115,660	(824)	14,994
Silver	3/27/2020	6	540,360	600	18,513
Sugar	9/30/2020	71	1,137,136	3,670	37,108
Wheat	3/13/2020	15	415,312	(5,063)	26,055
WTI Crude	11/20/2020	12	609,600	(2,160)	(44,445)

			5,234,696	(24,401)	11,082

All futures contracts held by Direxion CTS Fund, a wholly owned subsidiary of the Direxion Indexed Commodity & Income Strategy Fund.

Valuation Measurements (Unaudited)

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2020:

Direxion Indexed Commodity & Income Strategy Fund (Consolidated)

Asset Class	Level 1	Level 2	Level 3	Total
Short Term Investments	$ 910,627	$ -	$ -	$ 910,627
Cash Equivalents	4,649,204	-	-	4,649,204
Futures contracts*	99,382	-	-	99,382
Liability Class
Futures contracts*	(88,300)	-	-	(88,300)

For further detail on each asset class, see the Schedule of Investments.

* Futures contracts are valued at the unrealized appreciation/(depreciation).